Basis of Preparation	6 Months Ended
Jun. 30, 2019
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 - Basis of Preparation

A.	Statement of compliance with International Financial Reporting Standards

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2018 (hereinafter - “the Annual Financial Statements”). They do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

These condensed consolidated interim financial statements were authorized for issue by the Group’s Board of Directors on August 7, 2019.

B.	Use of judgments and estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Except as described below and that mentioned in Note 3, the significant judgments made by management in applying the Group’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

Estimate	Principal assumptions	Possible effects	Reference
Determining the lease term	In order to determine the lease term, the Group takes into consideration the period over which the lease is non-cancellable, including renewal options that it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise	An increase or decrease in the initial measurement of a right-of-use asset and lease liability and in depreciation and financing expenses in subsequent periods.	See Note 3 below.

Determining the discount rate of a lease liability	The Group discounts the lease payments using its incremental borrowing rate.	An increase or decrease in the lease liability, right-of-use asset and depreciation and financing expenses recognized.	See Note 3 below.

Estimate	Principal assumptions	Possible effects	Reference
Assessing whether the counterparty is a costumer	In order to apply IFRS 15, contracts with costumer, the company needs to apply judgment whether the counterparty is a costumer or not. According to IFRS 15, in order to comply with costumer definition, the company needs to deliver goods or services that are an output of its ordinary activities in exchange for consideration and not to participate in an activity or process in which the parties to the contract share in the risks and benefits. The company is applying judgment whether it’s sharing risks and benefits with the counterparty in the contract and whether the deliverables in the contract are part of its ordinary activities. When applying this judgment, the company considers which of the risks and benefit in the contract are mutual, if any.	Change in conclusion (whether the counterparty is a client or not) can impact how the company recognizes, measures and presents its revenues and costs from the contract.	See Note 10.

C.	Fair value measurement

The Group’s management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

-	Level 1: quoted prices in active markets for identical assets or liabilities.
-	Level 2: inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly.
-	Level 3: inputs for the asset or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Further information about the assumptions made in measuring fair value of share based payments and financial instruments are included in Note 8 and 7, respectively.